Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended			3 Months Ended				6 Months Ended
	May. 31, 2015	Jul. 17, 2014	Sep. 30, 2012	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2011
Accounting Policies [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips								0.05%
Change Of Revenue Recognition Model			Beginning on September 1, 2012, the Company changed its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model in Macau.
Directors Share Based Compensation Value					$ 309,000	$ 209,000		$ 309,000
Advertising Expense					$ 50,760		$ 229,676	205,372	$ 547,638
Directors Compensation Value Payable In Ordinary Shares		$ 60,790						$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											200,000
Ordinary Shares Issuable To Directors and Key Management Employees				111,730						60,790
Property, Plant and Equipment, Estimated Useful Lives								two to five years
Bao Li Gaming [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan	1,025,000
Oriental VIP Room [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues						1,250,000
Oriental VIP Room [Member] | Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues				718,750
Bad Debt Guarantee [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								3 years
Bad Debt Guarantee [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								5 years 6 months
Non Compete Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								9 years
Non Compete Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								11 years 8 months 12 days
Profit Interest Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								9 years
Profit Interest Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life								11 years 8 months 12 days